Leases (Details) - Schedule of Future Maturities of Operating Lease Liabilities - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Maturities of Operating Lease Liabilities [Abstract]
2024	$ 228
2025	310		$ 302
2026	144		310
Total lease payments	682		756
Less: imputed interest	(59)		(72)
Present value of operating lease liabilities	623		684	$ 911
Cash paid for operating leases	$ 74	$ 72	$ 293	$ 284
Remaining lease term - operating leases (in years)	2 years 3 months		2 years 6 months
Average discount rate - operating leases	8.00%		8.00%